Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567